Investments in Associates - Western Atlas Narrative (Details) - Western Atlas Resources (“Western Atlas“)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022 shares $ / shares
Disclosure of associates [line items]
Ownership Interest	25.40%	25.40%
Warrants
Disclosure of associates [line items]
Number of share options exercisable (in shares) | shares			7,955,294
Exercised price (in CAD per share) | $ / shares			$ 0.20